Derivatives - Effect of Derivative Financial Instruments on Statement of Financial Position (Details) - Total derivatives designated as hedging instruments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Interest Rate Caps
Derivative [Line Items]
Derivative Asset	$ 0	$ 12,000
Derivative Liability	1,871,000	3,363,000
Notional	1,600,606,000	2,100,606,000
Interest Rate Swap
Derivative [Line Items]
Derivative Asset	0	0
Derivative Liability	540,000	307,000
Notional	1,100,606,000	1,100,606,000
Total derivatives designated as hedging instruments
Derivative [Line Items]
Derivative Asset	0	12,000
Derivative Liability	2,411,000	3,670,000
Notional	2,701,212,000	3,201,212,000
Total derivatives designated as hedging instruments | Level 2
Derivative [Line Items]
Derivative Asset	0	12,000
Derivative Liability	$ 2,411,000	$ 3,670,000